united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 04/30

Date of reporting period: 01/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
January 31, 2018

Shares						Fair Value
	PREFERRED STOCK -38.4%
	BANKS - 2.9%		Coupon %		Maturity
400	Customers Bancorp, Inc.		6.375		7/31/2018	$10,230
11,816	Customers Bancorp, Inc.	3 Month LIBOR + 5.300%	7.000	+	6/15/2020	313,242
890	Morgan Stanley	3 Month LIBOR + 4.320%	7.125	+	10/15/2023	25,320
						348,792
	CLOSED END FUNDS - 3.8%
516	Eagle Point Credit Co., Inc.		7.000		12/31/2020	13,081
8,300	Eagle Point Credit Co., Inc.		6.750		9/30/2027	211,858
6,402	Kayne Anderson MLP Investment Co.		3.500		4/15/2020	161,651
2,800	Oxford Lane Capital Corp.		6.750		6/30/2024	71,260
						457,850

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
200	Ares Management LP		7.000		6/30/2021	5,190
8,550	Cowen, Inc.		7.350		12/15/2027	215,033
3,700	Medley LLC		6.875		8/15/2026	89,836
8,300	Medley LLC		7.250		1/30/2024	208,164
						518,223
	INSURANCE - 1.0%
5,500	Amtrust Financial Services, Inc.		6.950			102,025
534	Prudential Financial, Inc.	CPI YOY + 2.400%	4.440	+	4/10/2018	13,350
						115,375
	INVETSMENT COMPANIES - 22.2%
7,500	B. Riley Financial, Inc.		7.500		10/31/2021	194,475.00
4,000	Capital Southwest Corp.		5.950		12/15/2022	102,520.00
10,300	Capitala Finance Corp.		6.000		5/31/2022	258,530
6,200	Capitala Finance Corp.		5.750		5/31/2022	154,893
5,000	Gladstone Capital Corp		6.000		9/30/2024	126,700
160	Gladstone Investment Corp		6.500		5/31/2022	4,069
2,934	Gladstone Investment Corp		6.250		9/30/2023	74,553
13,000	Great Elm Capital Corp		6.750		9/18/2022	126,225
5,100	Great Elm Capital Corp		6.500		1/31/2025	326,300
7,000	Harvest Capital Credit Corp		6.125		9/15/2022	177,100
6,500	Horizon Technology Finance Corp		6.250		9/15/2022	166,725
9,400	KCAP Financial Inc		6.125		9/30/2022	235,000
3,100	Main Street Capital Corp		6.125		4/1/2023	81,871
1,012	Medley Capital Corp		6.500		1/30/2021	25,776
5,800	Medley Capital Corp		6.125		3/30/2023	145,754
2,000	MVC Capital Inc		6.250		11/30/2022	51,200
159	Oaktree Specialty Lending Corp		5.875		10/30/2024	3,975
120	Prospect Capital Corp		6.250		6/15/2024	3,074
6,300	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	158,130
150	THL Credit Inc		6.750		11/15/2021	3,793
8,798	THL Credit Inc		6.750		12/30/2022	226,109
100	Triangle Capital Corp		6.375		12/15/2022	2,510
						2,649,282
	PIPELINES - 2.1%
7,211	NGL Energy Partners LP	3 Month LIBOR + 7.123%	9.000	+	7/1/2022	176,669
2,657	NuStar Logistics LP	3 Month LIBOR + 6.734%	7.625	+	1/15/2043	67,408
						244,077

	PRIVATE EQUITY - 0.4%
2,103	Hercules Capital, Inc.		6.250		7/30/2024	53,311

	REITS - 1.6%
1,000	Innovative Industrial Properties, Inc.		9.000		Perpetual	27,270
1,000	New York Mortgage Trust, Inc.	3 Month LIBOR + 5.695%	8.000	+	Perpetual	24,730
4,600	RAIT Financial Trust		7.125		8/30/2019	108,974
1,630	Wheeler Real Estate Investment Trust, Inc.		8.750		Perpetual	28,525
						189,499

	TOTAL PREFERRED STOCK (Cost - $4,557,190)					4,576,409

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2018

Shares						Fair Value
	CORPORATE BONDS - 30.8%
	BANKS -16.2%
100,000	Bank of America Corp.	3 Month LIBOR + 3.387%	5.125	+	12/17/2066	$101,375
100,000	Bank of New York Mellon Corp.	3 Month LIBOR + 3.420%	4.950	+	12/29/2049	102,400
5,000	Barclays Bank PLC	4*(USISDA30-USISDA05-.25%)	0.000	+	6/17/2033	2,738
100,000	Citigroup, Inc.	3 Month LIBOR + 4.478%	6.125	+	11/15/2020	106,125
200,000	Goldman Sachs Group, Inc.	3 Month LIBOR + 1.450%	3.434	+	5/28/2026	207,052
5,000	Goldman Sachs Group, Inc.	5*(USISDA30-USISDA05)	0.740	+	3/19/2029	3,587
200,000	Home BancShares, Inc.	3 Month LIBOR + 3.575%	5.625	+	4/15/2022	208,818
150,000	JPMorgan Chase & Co.	3 Month LIBOR + 3.470%	7.900	+	Perpetual	152,250
100,000	JPMorgan Chase & Co.	4*(USISDA30-USISDA05-.275%)	0.000	+	9/20/2023	87,125
75,000	Manufacturers & Traders Trust Co.	3 Month LIBOR + 1.215%	2.863	+	12/28/2020	75,032
100,000	Morgan Stanley	3 Month LIBOR + 3.810%	5.550	+	Perpetual	103,500
100,000	PNC Financial Services Group, Inc.	3 Month LIBOR + 3.678%	6.750	+	8/1/2021	109,250
100,000	State Street Corp.	3 Month LIBOR + 3.597%	5.250	+	9/15/2020	104,500
200,000	UBS AG Jersey Branch	10 YR USISDA Flat	2.600	+	12/30/2019	200,650
200,000	Union Bankshares Corp.	3 Month LIBOR + 3.175%	5.000	+	12/15/2021	207,604
100,000	US Bancorp	3 Month LIBOR + 3.486%	5.125	+	1/15/2021	103,875
50,000	Wells Fargo & Co	3 Month LIBOR + 3.770%	5.895	+	Perpetual	50,620
						1,926,501

	CLOSED-END FUNDS - 0.4%
50,000	Nuveen Senior Income Fund		2.000		11/1/2021	49,263

	COMMERICAL SERVICES - 0.3%
30,000	Equifax, Inc.		7.000		7/1/2037	38,402

	INSURANCE- 0.4%
50,000	Hartford Financial Services Group, Inc.	3 Month LIBOR + 4.603%	8.125	+	6/15/2038	51,063

	INVESTMENT COMPANIES - 2.5%
200,000	Ares Capital Corp.		3.625		1/19/2022	198,555
100,000	PennantPark Investment Corp.		4.500		10/1/2019	100,852
						299,407

	OIL & GAS- 2.9%
100,000	Diamond Offshore Drilling Inc		7.875		8/15/2025	106,375
150,000	Nabors Industries Inc		4.625		9/15/2021	147,375
100,000	Noble Holding International Ltd		7.750		1/15/2024	93,250
						347,000
	OIL & GAS SERVICES- 0.8%
100,000	ION Geophysical Corp.		9.125		12/15/2021	96,500

	PHARMACEUTICALS - 0.8%
100,000	Teva Pharmaceutical Finance Netherlands III BV		2.800		7/21/2023	88,587

	PRIVATE EQUITY - 1.3%
150,000	Icahn Enterprises Finance Corp.		6.250		2/1/2022	154,500

	RETAIL - 0.8%
100,000	Macy's Retail Holdings, Inc.		3.875		1/15/2022	100,500

	TELECOMMUNICATIONS - 4.4%
300,000	Frontier Communications Corp.		8.125		10/1/2018	306,750
200,000	Qwest Corp.		6.750		12/1/2021	214,500
						521,250

	TOTAL CORPORATE BONDS (Cost - $3,662,796)					3,672,973

	COMMON STOCK - 0.0%
	OIL & GAS - 0.0%
461	Southwestern Energy Co. **					1,954
	TOTAL COMMON STOCK (Cost - $3,676)					1,954

	CONVERTIBLE BOND - 0.4%
50,000	Prospect Capital Corp.					50,624
	TOTAL CONVERTIBLE BOND (Cost - $50,488)					50,624

	EXCHANGE TRADED FUNDS - 2.4%
8,000	ProShares UltraShort 20+ Year Treasury					288,800
	TOTAL EXCHANGE TRADED FUNDS (Cost - $283,258)					288,800

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2018

Principal
		UNITED STATES GOVERNMENT SECURITIES - 24.5%	Coupon %	Maturity	Fair Value
157,929	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2018	$158,200
313,705	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2019	313,525
312,839	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2020	311,534
309,109	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2021	306,371
403,683	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2022	397,894
263,957	^	United States Treasury Inflation Indexed Bonds	0.125	1/15/2023	259,799
257,632	^	United States Treasury Inflation Indexed Bonds	0.125	7/15/2024	252,130
260,360	^	United States Treasury Inflation Indexed Bonds	0.250	1/15/2025	255,181
254,180	^	United States Treasury Inflation Indexed Bonds	0.125	7/15/2026	245,204
184,973	^	United States Treasury Inflation Indexed Bonds	2.500	1/15/2029	221,214
154,069	^	United States Treasury Inflation Indexed Bonds	2.125	2/15/2040	198,104
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $2,932,829)			2,919,156

Shares
		SHORT-TERM INVESTMENTS - 3.0%
353,312		Fidelity Institutional Money Market Portfolio, Class I, 1.22% **
		TOTAL SHORT-TERM INVESTMENTS (Cost - $353,312)			353,312

		TOTAL INVESTMENTS - 99.5% (Cost - $11,843,549) (a)			$11,863,228
		OTHER ASSETS LESS LIABILITIES - 0.5%			62,586
		NET ASSETS - 100.0%			$11,925,814

+ Variable rate security, rate shown represents the rate at January 31, 2018.
* Rate shown represents the rate at January 31, 2018, is subject to change and resets daily.
** Non-income producing security.
^ Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

LIBOR/Reference Rates:
USISDA30 Index - 30 Year ICE Swap Rate
USISDA05 Index - 5 Year ICE Swap Rate
USISDA10 Index - 10 Year ICE Swap Rate
CPI YOY - CPI Year Over Year
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $11,843,549 and differs from market value by net unrealized appreciation (depreciation) as follows:
unrealized appreciation (depreciation) as follows:

				Unrealized appreciation:	$65,853
			Unrealized depreciation:		(46,174)
			Net unrealized appreciation:		$19,679

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparabl equality, coupon, maturity and type. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 4,576,409	$ -	$ -	$ 4,576,409
Corporate Bonds	-	3,672,973	-	3,672,973
Common Stock	1,954	-	-	1,954
Convertible Bond	50,624	-	-	50,624
Exchange Traded Funds	288,800	-	-	288,800
United States Government Securities	-	2,919,156	-	2,919,156
Short-Term Investments	353,312	-	-	353,312
Total Assets	$ 5,271,099	$ 6,592,129	$ -	$ 11,863,228

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 03/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 03/28/2018

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 03/28/2018